SCUDDER
                                                                     INVESTMENTS


Supplement to the currently effective prospectuses of each of the listed funds:


Scudder Emerging Markets Income Fund    Scudder Income Fund

Scudder Fixed Income Fund               Scudder Lifecycle Long Range Fund

Scudder Global Bond Fund                Scudder Short Duration Fund

--------------------------------------------------------------------------------

On July 7, 2005, Deutsche Bank AG, the parent company of each fund's investment advisor, entered into an agreement with Aberdeen Asset Management PLC ("Aberdeen") to sell parts of its asset management business based in London and Philadelphia. Under this agreement, it is proposed that the current investment advisor of each fund, either Deutsche Investment Management Americas Inc. or Deutsche Asset Management, Inc., would remain as investment advisor to each of the above-referenced funds and that an affiliate of Aberdeen would become subadvisor to the funds, subject to Board and shareholder approval and satisfaction of certain other conditions. The high yield portion of Scudder Income Fund will continue to be managed by the investment advisor. Subject to necessary approvals, these changes are expected to take effect on or about November 30, 2005.



Scudder Greater Europe Fund             Scudder International Select Equity Fund

Scudder International Fund              Scudder Strategic Income Fund

Scudder International Equity Fund       Scudder Total Return Fund

--------------------------------------------------------------------------------

On July 7, 2005, Deutsche Bank AG, the parent company of each fund's investment advisor, entered into an agreement (the "Transaction") with Aberdeen Asset Management PLC ("Aberdeen") to sell parts of its asset management business based in London and Philadelphia.

Each fund's current investment advisor, with the exception of Scudder International Select Equity Fund, is either Deutsche Investment Management Americas Inc. ("DeIM") or Deutsche Asset Management, Inc. ("DeAM") and Deutsche Asset Management Investment Services Ltd. ("DeAMIS"), which is proposed to be sold to Aberdeen, is each fund's subadvisor. Each fund's Board will allow these subadvisory agreements with DeAMIS, due for renewal on September 30, 2005, to expire and only the advisory agreements with DeIM or DeAM will be approved for continuation. Aberdeen will play no role in managing these funds. Scudder International Select Equity Fund's investment advisor is DeAMIS; the fund has no subadvisor. The Board of Scudder International Select Equity Fund will allow the advisory agreement with DeAMIS, due for renewal on September 30, 2005, to expire. The Board for Scudder International Select Equity Fund has approved an interim advisory agreement with DeAM. During this interim period, the advisory fees for this fund will be held in escrow until shareholders approve a new advisory agreement with DeAM.



The following information supplements and replaces similar disclosure in the following fund's prospectuses:

Scudder Greater Europe Fund
--------------------------------------------------------------------------------

The following person handles the day-to-day management of the fund as of September 30, 2005.

  Paras Anand
  Vice President, Deutsche Asset Management and
  Portfolio Manager of the fund.
    o Portfolio Manager for Continental and
      pan-European retail funds: London.
    o Joined the subadvisor in 2003 after seven years of experience managing a pan-European hedge fund at HSBC and as a fund manager for UK equities at Invesco.
    o Joined the fund in 2004.

The following information supplements and replaces similar disclosure in the following funds' prospectuses:

Scudder International Fund

Scudder International Equity Fund

Scudder International Select Equity Fund

--------------------------------------------------------------------------------

The following person handles the day-to-day management of each fund as of September 30, 2005.

  Matthias Knerr, CFA
  Director, Deutsche Asset Management and
  Portfolio Manager of the funds.
    o Joined Deutsche Asset Management in 1995 and the funds in 2004.
    o Portfolio manager for EAFE Equities and Global Equities.


The following information supplements and replaces similar disclosure with respect to the fund in the following fund's prospectuses:

Scudder Strategic Income Fund
--------------------------------------------------------------------------------

The following people handle the day-to-day management of the fund as of September 30, 2005.

  Jan C. Faller, CFA                                 Andrew P. Cestone
  Managing Director of Deutsche Asset                Managing Director of Deutsche Asset
  Management and Lead Portfolio Manager of           Management and Portfolio Manager of the fund.
  the fund.                                            o Joined Deutsche Asset Management in March
    o Joined Deutsche Asset Management in 1999           1998 and the fund in 2002.
      and the fund in 2000 after nine years of         o Head of High Yield.
      experience as investment manager for             o Five years of experience as an investment
      PanAgora Asset Management and banking              analyst at Phoenix Investment Partners and
      officer for Wainwright Bank & Trust Co.            as a credit officer in the asset-based
    o Portfolio manager for Enhanced Strategies &        lending group at Fleet Financial Group.
      Mutual Funds Group: New York.                    o BA, University of Vermont.
    o BA, Westmont College; MBA, Amos Tuck School,
      Dartmouth College.

The following information supplements and replaces similar disclosure with respect to the fund in the following fund's prospectuses:

Scudder Total Return Fund
--------------------------------------------------------------------------------

The following people handle the day-to-day management of the fund as of September 30, 2005. Mr. Gagnier will not be employed by the advisor as of November 30, 2005 and will no longer manage the fund. The fund is managed by a team of investment professionals who share responsibility for the fund's investment management decisions.

  Arnim S. Holzer                                    Jan C. Faller, CFA
  Director of Deutsche Asset Management and Lead     Managing Director of Deutsche Asset
  Portfolio Manager of the fund.                     Management and Portfolio Manager of the fund.
    o Joined Deutsche Asset Management in 1999,         o Joined Deutsche Asset Management in 1999
      having served with the equity and                   and the fund in 2005 after nine years of
      fixed-income investment committees.                 experience as investment manager for PanAgora
    o Senior Investment Strategist for                    Asset Management and banking officer for
      Asset Allocation.                                   Wainwright Bank & Trust Co.
    o Previous experience includes 18 years of          o Portfolio manager for Enhanced Strategies &
      investment industry experience, including           Mutual portfolios Group: New York.
      three years managing Emerging Markets Fixed       o BA, Westmont College; MBA, Amos Tuck School,
      Income, Emerging Markets Equity and Emerging        Dartmouth College.
      Markets balanced accounts at Deltec Asset
      Management Corporation.                        J. Christopher Gagnier
    o Joined the fund in 2004.                       Managing Director of Deutsche Asset Management
    o MBA, Fordham University.                       and Portfolio Manager of the fund.
                                                        o Joined Deutsche Asset Management in 1997
  Andrew P. Cestone                                       and the fund in 2002.
  Managing Director of Deutsche Asset Management        o Prior to that, portfolio manager, PaineWebber,
  and Portfolio Manager of the fund.                      from 1984 to 1997.
    o Joined Deutsche Asset Management in 1998 and      o Began investment career in 1979.
      the fund in 2002.                                 o MBA, University of Chicago.
    o Head of High Yield.
    o Five years of experience as an investment      Thomas F. Sassi
      analyst at Phoenix Investment Partners and     Managing Director of Deutsche Asset Management
      as a credit officer in the asset-based         and Portfolio Manager of the fund.
      lending group at Fleet Financial Group.           o Joined Deutsche Asset Management in 1996
    o BA, University of Vermont.                          and the fund in 2004.
                                                        o Over 32 years of investment industry
  William Chepolis, CFA                                   experience.
  Managing Director of Deutsche Asset Management        o MBA, Hofstra University.
  and Portfolio Manager of the fund.
    o Joined Deutsche Asset Management in 1998       Julie M. Van Cleave, CFA
      after 13 years of experience as vice           Managing Director of Deutsche Asset Management
      president and portfolio manager for Norwest    and Portfolio Manager of the fund.
      Bank where he managed the bank's fixed            o Joined Deutsche Asset Management and the
      income and foreign exchange portfolios.             fund in 2002.
    o Senior Portfolio Manager for Mortgage Backed      o Head of Large Cap Growth Portfolio Selection
      Securities, New York.                               Team.
    o Joined the fund in 2005.                          o Previous experience includes 18 years
    o BIS, University of Minnesota.                       of investment industry experience at Mason
                                                          Street Advisors, as Managing Director and team
                                                          leader for the large cap investment team.
                                                        o MBA, University of Wisconsin -- Madison.

               Please Retain This Supplement for Future Reference











September 23, 2005